Subordinated liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of subordinated liabilities [Abstract]
Subordinated liabilities	Note 29: Subordinated liabilities
The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Undated £m	Dated £m	Total £m
At 1 January 2023	470	150	10,110	10,730
Issued during the year[1]:
6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)	–	–	747	747
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)	–	–	288	288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)	–	–	382	382
	–	–	1,417	1,417
Repurchases and redemptions during the year[1]:
9.625% Subordinated Bonds 2023 (£300 million)	–	–	(92)	(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)	–	–	(155)	(155)
5.5% Dated Subordinated Notes 2023 (£850 million)	–	–	(850)	(850)
Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)	–	–	(643)	(643)
8.75% Perpetual Subordinated Bonds (£100 million)	–	(5)	–	(5)
7.375% Subordinated Undated Instruments (£150 million)	–	–	–	–
8% Undated Subordinated Step-up Notes 2023 (£200 million)	–	–	–	–
	–	(5)	(1,740)	(1,745)
Foreign exchange movements	(2)	–	(379)	(381)
Other movements (cash and non-cash)[2]	(2)	(1)	235	232
At 31 December 2023	466	144	9,643	10,253
Issued during the year[1]:
4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)	–	–	427	427
5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)	–	–	128	128
Floating Rate Dated Subordinated Notes 2034 (A$500 million)	–	–	257	257
	–	–	812	812
Repurchases and redemptions during the year[1]:
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)	(47)	–	–	(47)
4.5% Dated Subordinated Notes 2024 ($1,000 million)	–	–	(772)	(772)
	(47)	–	(772)	(819)
Foreign exchange movements	(1)	–	(24)	(25)
Other movements (cash and non-cash)[2]	(5)	1	(128)	(132)
At 31 December 2024	413	145	9,531	10,089
1Issuances in the year generated cash inflows of £812 million (2023: £1,417 million); the repurchases and redemptions resulted in cash outflows of £819 million (2023: £1,745 million).
2Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £622 million (2023: £623 million)
offset by the interest expense in respect of subordinated liabilities of £738 million (2023: £712 million).
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities.
Preference shares
The Company has in issue various classes of preference shares, with a nominal value of £74 million (296,227,449 shares), which are all classified as liabilities under IFRS accounting standards and are shown below. This represents 0.49 per cent of the total issued share capital
(60,913,240,420 shares) of the Group.

	Number of shares
	2024	2023	2022
6% Non-cumulative Redeemable Preference shares of GBP0.25	400	400	400
6.475% Non-cumulative Preference shares of GBP0.25	–	47,273,816	47,273,816
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	252,510,147	252,510,147	252,510,147
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	43,630,285	43,630,285	43,630,285
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	48,990	48,990	48,990
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	37,627	37,627	37,627
Total	296,227,449	343,501,265	343,501,265
Note 29: Subordinated liabilities continued

	2024		2023		2022
	£m	% of share capital	£m	% of share capital	£m	% of share capital
6% Non-cumulative Redeemable Preference shares of GBP0.25	–	–	–	–	–	–
6.475% Non-cumulative Preference shares of GBP0.25	–	–	12	0.07	12	0.07
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	63	0.42	63	0.40	63	0.37
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	11	0.07	11	0.07	11	0.06
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	–	–	–	–	–	–
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	–	–	–	–	–	–
Total	74	0.49	86	0.54	86	0.50
In any general meeting of the Company which is held as a physical general meeting, a resolution put to the vote of the meeting shall be decided by a poll unless the chair of the meeting determines that such resolution shall be decided on a show of hands, although in certain circumstances such decision may be overridden by a sufficient number of shareholders demanding a poll. At a general meeting of the
Company, every holder of shares (whether ordinary or preference shares) who is present in person or by proxy and entitled to vote, shall have one vote per share in relation to the resolutions on which they are entitled, respectively, to vote, whether such vote is held on a poll or a show of hands.
100 per cent of preference shares have voting rights. The preference shares represent 0.49 per cent of the total voting rights of the
Company, the remainder being represented by the ordinary shares.
The rights and obligations attaching to the preference shares are set out in:
i.the Company’s articles of association, a copy of which can be obtained from Companies House or from our website
(www.lloydsbankinggroup.com/who-we-are/group-overview/corporate-governance.html );
ii.in respect of the 6 per cent Non-cumulative Redeemable Preference shares, in Companies House form 128(1) filed at Companies
House on 12 January 2005, a copy of which is available from Companies House (www.companieshouse.gov.uk ); and
iii.in respect of the other classes of preference shares, in the prospectus dated 20 November 2008 and published on the
National Storage Mechanism on that date, a copy of which prospectus is available on the National Storage Mechanism
(https://data.fca.org.uk/#/nsm/nationalstoragemechanism ).
None of the preference shares have any multiple or unequal voting rights.
As at 31 December 2024, the free float percentage of all of the Company’s ordinary and preference listed shares in issue was over 99.99 per cent, by both number of shares and nominal value. The balance was comprised of the 400 unlisted 6 per cent Non-cumulative Redeemable
Preference shares of GBP0.25 each referred to above (£100 in total).